Earnings/ (Loss) per share	6 Months Ended
Jun. 30, 2014
Earnings per share, Basic [Abstract]:
Earnings per share [Text Block]

15. Earnings / (Loss) per share (EPS)

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. In August 2013, the Company issued Series B Preferred Stock, receiving an annual dividend of 7.625% in arrears on the 15th day of January, April, July and October of each year. Furthermore, in January 2014 the Company issued Series C Preferred Stock, receiving an annual dividend of 8.50% in arrears on the 15th day of January, April, July and October of each year. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock and Series C Preferred Stock that should be paid for the period. Dividends paid and accrued on Series B Preferred Stock and Series C Preferred Stock during the six-month periods ended June 30, 2013 and 2014, amounted to nil and $5,719, respectively.

	2013	2014
	Basic EPS	Basic EPS
Net income	$55,291	$47,213
Less: paid and accrued earnings allocated to Preferred Stock	-	(5,719)
Net income available to common stockholders	55,291	41,494
Weighted average number of common shares, basic	74,800,000	74,800,000
Earnings per common share	$0.74	$0.55